Note 30 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2017	2016	2015
Key management salaries and bonuses	2,041	2,033	2,452
Cash-settled share-based expense *	1,164	788	24
Total	3,205	2,821	2,476